Additional Information - Financial Statement Schedule I	12 Months Ended
Dec. 31, 2011
Additional Information - Financial Statement Schedule I
Additional Information - Financial Statement Schedule I

Additional Information — Financial Statement Schedule I

These financial statements have been prepared in conformity with Accounting Principles

Generally Accepted in the United States

TRINA SOLAR LIMITED

NOTES TO SCHEDULE I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Trina’s consolidated and unconsolidated subsidiaries not available for distribution to Trina as of December 31, 2009, 2010 and 2011 of $410,311,389, $497,302,496 and $611,359,798, respectively, exceeded the 25% threshold. The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Guarantee

Trina Solar Limited (“TSL”) was the guarantor for several of its subsidiaries’ bank borrowings or facilities, which amounted to $427.6 million as of December 31, 2011 (see Note 10).

BALANCE SHEETS
(In U.S. dollars)

	As of December 31,
	2009	2010	2011
	$	$	$

ASSETS
Current assets:
Cash and cash equivalents	100,836,223	99,283,656	43,204,022
Investment in securities	4,034,296	295,715	—
Other receivables	481,417	240,080	12,817
Total current assets	105,351,936	99,819,451	43,216,839
Deferred expenses	1,160,999	493,728	209,574
Amount due from group companies	63,665,428	160,680,006	119,927,513
Investment in subsidiaries	651,028,292	1,053,946,999	1,117,941,053
TOTAL ASSETS	821,206,655	1,314,940,184	1,281,294,979

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payable	8,858,977	5,030,568	8,413,582
Convertible notes	—	136,262,524	—
Total current liabilities	8,858,977	141,293,092	8,413,582
Convertible notes	133,035,624	—	127,756,000
Total liabilities	141,894,601	141,293,092	136,169,582

Shareholders’ equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,486,901,296, 3,964,085,354 and 3,982,271,362 shares issued and outstanding as of December 31, 2009, 2010 and 2011, respectively)	34,869	39,641	39,823
Additional paid-in capital	459,519,178	642,829,691	650,944,164
Retained earnings	208,317,651	519,770,631	481,950,538
Accumulated other comprehensive income	11,440,356	11,007,129	12,190,872
Total shareholders’ equity	679,312,054	1,173,647,092	1,145,125,397
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	821,206,655	1,314,940,184	1,281,294,979

STATEMENTS OF OPERATIONS
(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
	$	$	$

Revenue	—	331,563	—

Operating expenses
Selling expenses	2,722,092	1,957,545	948,195
General and administrative expenses	8,337,343	10,760,015	11,108,266
Research and development expenses	396,239	438,181	573,646
Total operating expenses	11,455,674	13,155,741	12,630,107
Operating loss	(11,455,674)	(12,824,178)	(12,630,107)

Interest expense	(9,307,330)	(9,419,771)	(7,606,120)
Interest income	113,857	291,006	264,533
Equity in earnings (loss) of subsidiaries	116,875,584	331,756,996	(20,189,689)
Other income	—	1,650,607	2,341,290
Income (loss) before income taxes	96,226,437	311,454,660	(37,820,093)
Tax expense	—	(1,680)	—
Net income (loss)	96,226,437	311,452,980	(37,820,093)

STATEMENTS OF CASH FLOWS
(In U.S. dollars)

	Year ended December 31,
	2009	2010	2011
	$	$	$

Operating activities:
Net income (loss)	96,226,437	311,452,980	(37,820,093)
Adjustments to reconcile net income to net cash used in operating activities:
Equity in (earnings) loss of subsidiaries	(116,875,584)	(331,756,996)	20,189,689
Gain on repurchasing senior convertible notes	—	—	(2,341,290)
Loss on change in fair value of investment in securities	—	—	295,715
Share-based compensation	4,278,502	5,955,047	7,958,434
Amortization of convertible bond issuance costs	3,905,195	3,899,771	2,101,948

Changes in operating assets and liabilities:
Other receivable	(30,264)	235,920	227,435
Deferred expenses	—	—	(80,317)
Accrued expenses and other payable	4,065,828	(3,828,410)	3,383,014
Net cash used in operating activities	(8,429,886)	(14,041,688)	(6,085,465)

Investing activities:
Investment in subsidiaries, net of cash acquired	(190,807,123)	(67,856,355)	(83,000,000)
Amounts due from group companies	156,814,803	(97,014,578)	40,752,493
Net cash used in investing activities	(33,992,320)	(164,870,933)	(42,247,507)

Financing activities:
Proceeds from issuance of ordinary shares, net off issuance costs	744,732	1,088,976	156,048
Proceed from issuance of ordinary shares, net of issuance costs	141,536,815	176,271,078	—
Payments for repurchase of senior convertible notes	—	—	(7,582,710)
Redemption of senior convertible notes	—	—	(320,000)
Net cash provided by (used in) financing activities	142,281,547	177,360,054	(7,746,662)

Net change in cash and cash equivalents	99,859,341	(1,552,567)	(56,079,634)
Cash and cash equivalents at the beginning of the year	976,882	100,836,223	99,283,656
Cash and cash equivalents at the end of the year	100,836,223	99,283,656	43,204,022

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